JD Finance reorganization (Tables)	12 Months Ended
Dec. 31, 2017
JD Finance reorganization
Schedule of assets, liabilities, redeemable non-controlling interests, results of operations and Cash flows of discontinued operations

As of December 31, 2016
RMB
ASSETS
Current assets
Cash and cash equivalents	4,204,659
Restricted cash	2,098,315
Accounts receivable, net	1,323,401
Advance to suppliers	1,166,619
Loan receivables, net	8,681,592
Other investments (*)	10,766,920
Other current assets	1,577,213
Elimination adjustments (**)	(7,664,225)

Total current assets held for sale	22,154,494
Non-current assets
Other investments (*)	6,997,425
Other non-current assets	2,231,186
Elimination adjustments (**)	(1,896,200)

Total non-current assets held for sale	7,332,411

Total assets held for sale	29,486,905

Current liabilities
Short-term borrowings	6,455,031
Nonrecourse securitization debt	158,112
Other current liabilities	17,144,259

Total current liabilities held for sale	23,757,402
Non-current liabilities
Nonrecourse securitization debt	1,759,238
Other non-current liabilities	52,374

Total non-current liabilities held for sale	1,811,612

Total liabilities held for sale	25,569,014

Redeemable non-controlling interests held for sale	7,056,921

(*) Other investments represent various financial products with variable interest rates or principal non-guaranteed purchased by JD Finance from financial institutions, which are referred to as the issuers, such as commercial banks, insurance companies and trust companies. The underlying assets of the financial products mainly include debt securities, equity securities and loan receivables, and the interest generated from the financial products depends on the performance of the underlying assets. The issuers of these products generally attempt to maintain a relatively fixed “expected” interest rate throughout the terms of such structured products. The financial products are used by JD Finance as underlying assets in designing new financial products that it will in turn offer to third-party investors. These redesigned financial products to be resold to third-party investors have relatively lower yield rates such that JD Finance will earn yield differentials.

(**) The intra-group transactions should be eliminated in full as normal. As the Group will continue provide the financial support to JD Finance, therefore, the elimination entries were recorded in discontinued operations/held for sales assets/liabilities.

	For the year ended December 31,
	2015	2016	2017(***)
	RMB	RMB	RMB
Net revenues	233,125	1,831,698	2,392,903
Operating expenses	(1,346,212)	(2,724,942)	(2,067,622)

Income/(Loss) from operations of discontinued operations	(1,113,087)	(893,244)	325,281
Other expenses	(262,709)	(459,079)	(316,245)

Income/(Loss) from discontinued operations before tax	(1,375,796)	(1,352,323)	9,036
Income tax expenses	(384)	(13,109)	(2,121)

Net income/(loss) from discontinued operations, net of tax	(1,376,180)	(1,365,432)	6,915

Net loss from discontinued operations attributable to non-controlling interests shareholders	—	(3,743)	(5,030)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	—	444,657	281,021

Net loss from discontinued operations attributable to ordinary shareholders	(1,376,180)	(1,806,346)	(269,076)

	For the year ended December 31,
	2015	2016	2017(***)
	RMB	RMB	RMB
Net cash used in discontinued operating activities	(1,341,346)	(1,226,526)	(2,485,741)
Net cash provided by/(used in) discontinued investing activities	2,018,461	(30,510,335)	(15,772,856)
Net cash provided by discontinued financing activities	865,542	32,050,146	14,054,620

(***) Included financial results of discontinued operations from January 1, 2017 to June 30, 2017.